Other Accounts Payable And Accrued Expenses	12 Months Ended
Dec. 31, 2011
Other Accounts Payable And Accrued Expenses [Abstract]
Other Accounts Payable And Accrued Expenses

NOTE 9:-       OTHER ACCOUNTS PAYABLE AND ACCRUED EXPENSES

	December 31,
	2010	2011

Employees and payroll accruals	$8,368	$13,650
Provision for warranty costs	2,142	6,655
Government authorities	1,036	5,156
Accrued expenses	852	18,092
Other	817	3,756

	$13,215	$47,309